Principal Audit Fees and Services	12 Months Ended
Dec. 31, 2022
Principal Audit Fees And Services Abstract
Principal audit fees and services

NOTE 29: Principal audit fees and services

During the past fiscal year, in addition to their usual activity, the statutory auditor performed additional activities on behalf of the Company mainly for the issuance of special reports related to warrant plans, grant report certification, for participation to the audit committees and for participation to special projects.

The detail is presented in the table below:

For the years ended	in thousands of $			in thousands of €
December 31	2022	2021	2020	2022	2021	2020
Audit fee for statutory and consolidated financials	239	182	85	226	155	75
Other audit fees	191	183	-	180	156	-
Audit related and other services	42	17	10	39	14	8
Total	472	382	95	445	325	83